Report Of The Directors Financial Review Risk Report - Summary of financial instruments to which the impairment requirements in IFRS 9 are applied (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 2,948,360	$ 2,856,717
Off-balance sheet commitments	330,267	297,196
- assets held for sale
Disclosure of financial assets [line items]
Financial assets	12,495	15,254
Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	148,326	109,066
Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	236,135	209,066
Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	938,535	923,561
Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	112,902	104,475
– reverse repurchase agreements – non-trading
Disclosure of financial assets [line items]
Financial assets	252,217	253,754
Debt securities
Disclosure of financial assets [line items]
Financial assets	148,326	109,066
Debt securities | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	117,593	74,559
Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	2,432,751
Off-balance sheet commitments	330,412	297,306
Gross carrying amount | - assets held for sale
Disclosure of financial assets [line items]
Financial assets	12,495	15,254
Gross carrying amount | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	2,700,821	2,632,057
Gross carrying amount | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	236,135	209,066
Gross carrying amount | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	949,609	935,008
Gross carrying amount | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	112,917	104,544
Gross carrying amount | Other
Disclosure of financial assets [line items]
Financial assets	(1,471)
Gross carrying amount | Other | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	960,271	954,934
Gross carrying amount | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	302,348	265,147
Gross carrying amount | Loans and advances to customers and banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	1,062,526	1,039,552
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(5,469)
Off-balance sheet commitments	(145)	(110)
Allowance for ECL | - assets held for sale
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(11,917)	(12,447)
Allowance for ECL | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	0	0
Allowance for ECL | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(11,074)	(11,447)
Allowance for ECL | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(15)	(69)
Allowance for ECL | Other
Disclosure of financial assets [line items]
Financial assets	(95)
Allowance for ECL | Other | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(422)	(493)
Allowance for ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	(97)	(126)
Allowance for ECL | Loans and advances to customers and banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(11,089)	(11,516)
IFRS 9
Disclosure of financial assets [line items]
Off-balance sheet commitments	677,618	637,133
Financial assets and off-balance sheet loan commitments	2,688,904	2,619,610
IFRS 9 | - assets held for sale
Disclosure of financial assets [line items]
Financial assets	102,862	102,141
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	309,606	278,132
IFRS 9 | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	660,648	618,402
IFRS 9 | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	16,970	18,731
IFRS 9 | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	938,535	923,561
IFRS 9 | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	112,902	104,475
IFRS 9 | Other | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	959,849	954,441
IFRS 9 | Cash and balances at central banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	285,868	327,002
IFRS 9 | – items in the course of collection from other banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	6,342	7,297
IFRS 9 | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	42,024	43,787
IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	252,217	253,754
IFRS 9 | – financial investments | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	148,326	109,066
IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	309,606	278,132
IFRS 9 | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	2,022,797	1,994,486
Off-balance sheet commitments	678,024	637,571
Financial assets and off-balance sheet loan commitments	2,700,821	2,632,057
IFRS 9 | Gross carrying amount | - assets held for sale
Disclosure of financial assets [line items]
Financial assets	103,186	102,556
IFRS 9 | Gross carrying amount | Financial assets at amortised cost, category | - assets held for sale
Disclosure of financial assets [line items]
Financial assets	103,186	102,556
IFRS 9 | Gross carrying amount | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	309,703	278,258
IFRS 9 | Gross carrying amount | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	661,015	618,788
IFRS 9 | Gross carrying amount | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	17,009	18,783
IFRS 9 | Gross carrying amount | Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	949,609	935,008
IFRS 9 | Gross carrying amount | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	949,609	935,008
IFRS 9 | Gross carrying amount | Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	112,917	104,544
IFRS 9 | Gross carrying amount | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	112,917	104,544
IFRS 9 | Gross carrying amount | Other
Disclosure of financial assets [line items]
Financial assets	960,271	954,934
IFRS 9 | Gross carrying amount | Other | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	960,271	954,934
IFRS 9 | Gross carrying amount | Other | Financial assets at amortised cost, category | - assets held for sale
Disclosure of financial assets [line items]
Financial assets	19,112	21,334
IFRS 9 | Gross carrying amount | Cash and balances at central banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	285,868	327,005
IFRS 9 | Gross carrying amount | – items in the course of collection from other banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	6,342	7,297
IFRS 9 | Gross carrying amount | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	42,024	43,787
IFRS 9 | Gross carrying amount | – reverse repurchase agreements – non-trading
Disclosure of financial assets [line items]
Financial assets	69,777	44,921
IFRS 9 | Gross carrying amount | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	252,217	253,754
IFRS 9 | Gross carrying amount | – financial investments | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	148,346	109,086
IFRS 9 | Gross carrying amount | - prepayments, accrued Income and other assets | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	122,288	111,449
IFRS 9 | Gross carrying amount | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	309,703	278,258
IFRS 9 | Gross carrying amount | Loans and advances to customers and banks | Financial assets at amortised cost, category | - assets held for sale
Disclosure of financial assets [line items]
Financial assets	84,074	81,221
IFRS 9 | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(11,511)	(12,009)
Off-balance sheet commitments	(406)	(438)
Financial assets and off-balance sheet loan commitments	(11,917)	(12,447)
IFRS 9 | Allowance for ECL | - assets held for sale
Disclosure of financial assets [line items]
Financial assets	(324)	(415)
IFRS 9 | Allowance for ECL | Financial assets at amortised cost, category | - assets held for sale
Disclosure of financial assets [line items]
Financial assets	(324)	(415)
IFRS 9 | Allowance for ECL | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	(97)	(126)
IFRS 9 | Allowance for ECL | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	(367)	(386)
IFRS 9 | Allowance for ECL | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	(39)	(52)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	(11,074)	(11,447)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(11,074)	(11,447)
IFRS 9 | Allowance for ECL | Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	(15)	(69)
IFRS 9 | Allowance for ECL | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(15)	(69)
IFRS 9 | Allowance for ECL | Other
Disclosure of financial assets [line items]
Financial assets	(422)	(493)
IFRS 9 | Allowance for ECL | Other | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(422)	(493)
IFRS 9 | Allowance for ECL | Other | Financial assets at amortised cost, category | - assets held for sale
Disclosure of financial assets [line items]
Financial assets	(21)	(23)
IFRS 9 | Allowance for ECL | Cash and balances at central banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	0	(3)
IFRS 9 | Allowance for ECL | – items in the course of collection from other banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	0	0
IFRS 9 | Allowance for ECL | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	0	0
IFRS 9 | Allowance for ECL | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	0	0
IFRS 9 | Allowance for ECL | – financial investments | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(20)	(20)
IFRS 9 | Allowance for ECL | - prepayments, accrued Income and other assets | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(78)	(55)
IFRS 9 | Allowance for ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	(97)	(126)
IFRS 9 | Allowance for ECL | Loans and advances to customers and banks | Financial assets at amortised cost, category | - assets held for sale
Disclosure of financial assets [line items]
Financial assets	$ (303)	$ (392)